COMMITMENTS AND CONTINGENCIES - Contingencies (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Contingencies
Accrued contingencies	¥ 20	¥ 41
Reversed contingencies	25	36
Further accrued contingencies	¥ 4	¥ 11
Other operating expense
Contingencies
Accrued contingencies			¥ 66